American Legacy® Series Individual Variable Annuity Contracts
Updating Summary Prospectus for Current Contractowners

May 1, 2026
This updating summary prospectus summarizes certain changes to key features of the American Legacy® Series variable annuity contract issued by The Lincoln National Life Insurance Company (Lincoln Life or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the American Legacy® Series contract.
The prospectus for the American Legacy® Series variable annuity contract contains more information about the Contract’s features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-800-942-5500 or by sending an email request to CustServSupportTeam@lfg.com.
The Securities and Exchange Commission has not approved or disapproved the Contract or determined if this Summary Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
All prospectuses and other shareholder reports will be made available on www.lfg.com/VAprospectus.

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since the Updating Summary Prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract, and not all changes may be applicable to you.
Summary of Contract Changes:
Contracts Offered in this Prospectus. The American Legacy® Series C-Share and American Legacy® Series L-Share contracts are no longer available for purchase.
Purchase Payments. You must obtain our approval for Purchase Payments totaling $5 million or more where the only optional benefits elected are the Account Value Death Benefit and/or i4LIFE® Advantage without the Guaranteed Income Benefit and $1 million or more for all other contracts. At the Company’s discretion, either amount may consider total Purchase Payments for all annuity contracts issued by the Company (or its affiliates) for the same Contractowner, joint owner, and/or Annuitant.
Summary of Changes to Benefits Available Under the Contract:
Benefits Available Under the Contract. The following Living Benefit Rider options are no longer available for election by any Contractowner:
●
Lincoln ProtectedPay Secure Core® and Estate LockSM
●
Lincoln ProtectedPay Secure Core®
●
Lincoln ProtectedPay Secure Plus®
●
Lincoln ProtectedPay Secure Max®
Additionally, the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is only available if transitioning from a Prior Rider.
Beginning May 18, 2026, the following Living Benefit Rider options will only be available for election at the time the Contract is purchased. This means the riders will no longer be available for post-issue elections.
●
Lincoln ProtectedPay Select Core®
●
Lincoln ProtectedPay Select Plus®
●
Lincoln ProtectedPay Select Max®
●
4LATER® Select Advantage
Additionally, beginning May 18, 2026, the i4LIFE® Advantage Select Guaranteed Income Benefit will only be available if you are transitioning from a Prior Rider.
Appendix B – Investment Requirements. This section should be reviewed for any updates to the Investment Requirements that may be applicable to your Contract.
Summary of Investment Option Changes:
The following is a summary of changes to the investment options available under the Contract. Additional information including investment objectives, current expenses and average annual total returns is available in Appendix A – Investment Options Available Under The Contract.
Fund Addition(s):
●
American Funds® IS U.S. Small and Mid Cap Equity Fund (Class 4)
●
LVIP American Funds Vanguard Active Passive Growth Fund (Service Class)

Important Information You Should Consider About the American Legacy® Series Variable Annuity Contract
	FEES, EXPENSES, AND ADJUSTMENTS			Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes:
A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 7th anniversary (B-Share) or 4th anniversary (L-Share) since the Purchase
Payment was invested, up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you purchase a B-Share or L-Share contract and make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn. This loss will be greater if there is also a negative Interest Adjustment, taxes, or tax penalties. A surrender charge will not apply if your withdrawal is made after the 7th anniversary (B-
Share) or 4th anniversary (L-Share) since a Purchase Payment was invested.
The C-Share contract does not have surrender charges.
If amounts are withdrawn, surrendered, or transferred from the fixed account before the expiration of a Guaranteed Period, an Interest Adjustment may apply, which may be negative. A negative Interest Adjustment will result in the loss of some or all previously-
credited interest in excess of the guaranteed minimum interest rate, if any. Your loss will be greater if you also have to pay a surrender charge, taxes, or tax penalties.
●Fee Tables ●Fee Tables – Examples ●Charges, Other Deductions, and Adjustments – Surrender Charge
Are There Transaction Charges?	No: The Contract does not impose any transaction charges other than surrender charges (B-Share and L-Share contracts only) and Interest Adjustments.			●Fee Tables ●Charges, Other Deductions, and Adjustments
Are There Ongoing Fees and Expenses?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page in your
Contract for information about the specific fees and expenses you will pay each year based on the options you have elected.
●Fee Tables ●Fee Tables – Examples ●Charges, Other Deductions, and Adjustments ●Appendix A – Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	1.27%[1]	1.67%[1]
	Base Contract – Guarantee of Principal Death Benefit	1.32%[1]	1.72%[1]
	Base Contract – Enhanced Guaranteed Minimum Death Benefit	1.57%[1]	1.97%[1]
	Base Contract – Estate Enhancement Benefit	1.77%[1]	2.17%[1]
	Fund fees and expenses	0.53%[2]	2.76%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[1]	2.75%[3]
1 As a percentage of average Contract Value. For the base contract, also includes an amount attributable to the Annual Account Fee.
2 As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.
3 As an annualized percentage of the Protected Income Base.

	FEES, EXPENSES, AND ADJUSTMENTS		Location in Prospectus

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative
Interest Adjustments that substantially increase costs.

	Lowest Annual Cost: $2,030	Highest Annual Cost: $8,606
	Assumes:	Assumes:

●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
contract class, fund fees and expenses
●No optional benefits
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
contract class, optional benefits, fund
fees and expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

	RISKS		Location in Prospectus
Is There a Risk of Loss From Poor Performance?	Yes: ●You can lose money by investing in this Contract, including loss of principal.		●Principal Risks ●Investments of the Variable Annuity Account
Is This a Short- Term Investment?
No:
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●A surrender or withdrawal from B-Share and L-Share contracts may result in surrender charges. Any surrender charge will reduce the value of your Contract or the amount of money that you actually receive.
●A withdrawal, surrender, or transfer from the fixed account prior to the expiration date of a Guaranteed Period may result in an Interest Adjustment, which could be positive or negative.
●At the end of a Guaranteed Period for the fixed account, your Contract Value in the fixed account will be reallocated according to your instructions. In the absence of instructions, a new Guaranteed Period will begin if available. State variations exist.
●The benefits of tax deferral, long-term income, and living benefit protections mean the Contract is more beneficial to investors with a long-term investment horizon.
●Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●Fee Tables ●Principal Risks ●Charges, Other Deductions, and Adjustments ●Surrenders and Withdrawals ●Benefits Available Under the Contract ●Fixed Side of the Contract
What are the Risks Associated With the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
●Each investment option (including the fixed account option) has its own unique risks.
●You should review the available investment options before making an investment decision.
●Principal Risks ●Investments of the Variable Annuity Account ●Fixed Side of the Contract

	RISKS	Location in Prospectus
What are the Risks Related to the Insurance Company?
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln
Life, including our financial strength ratings, is available upon request by calling 1-
800-942-5500 or visiting www.LincolnFinancial.com.
●Principal Risks ●Fixed Side of the Contract
	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes:
●Not all investment options may be available for investment under your Contract.
●The availability of investment options may vary depending on the broker-dealer through which the Contract is sold.
●The frequency of transfers between investment options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option, if available.
●We reserve the right to remove or substitute any funds as investment options that are available under the Contract.
●You are generally restricted to no more than 12 transfers between investment options per Contract Year. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
●Principal Risks ●Investments of the Variable Annuity Account ●Fixed Side of the Contract ●Appendix A – Investment Options Available Under the Contract
Are There any Restrictions on Contract Benefits?
Yes:
●Optional benefits may have limitations or restrictions, including the investment options that you may select under the Contract. We may change these restrictions in the future.
●Optional benefit availability may vary by state of issue or selling broker-dealer. All variations, if material, will be disclosed in the prospectus.
●Excess Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
●You are required to have a certain level of Contract Value for some new benefit elections.
●We may modify or stop offering an optional benefit that is currently available at any time.
●If you elect certain optional benefits, you may be limited in the amount of Purchase
Payments that you can make (and when).
●The Contracts ●Benefits Available Under the Contract ●Appendix B – Investment Requirements ●Appendix C – Discontinued Living Benefit Riders ●Appendix H – Broker-Dealer Material Variations
	TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
●Earnings on your Contract may be taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
●Federal Tax Matters

	CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professionals Compensated?
●Your registered representative may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns with the professional’s firm. (Your investment professional may be your broker, investment adviser, insurance agent, or someone else.)
●This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
●Distribution of the Contracts
Should I Exchange My Contract?
●If you already own a contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
●The Contracts – Replacement of Existing Insurance

Appendix A — Investment Options Available Under The Contract
Variable Options
The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-800-942-5500 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflect fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
The balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	American Funds® IS American Funds Global Balanced Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after January 9, 2017.	0.76%[2]	17.14%	6.11%	7.69%
The balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	American Funds® IS American Funds Global Balanced Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before January 9, 2017.	1.01%[2]	16.96%	5.85%	7.43%
To provide current income and preservation of capital.	American Funds® IS American Funds Mortgage Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.56%[2]	8.63%	0.31%	1.68%
To provide current income and preservation of capital.	American Funds® IS American Funds Mortgage Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	0.81%[2]	8.32%	0.06%	1.43%
To provide a high level of current income; capital appreciation is the secondary consideration.	American Funds® IS American High- Income Trust - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.62%[2]	8.24%	5.60%	6.96%
To provide a high level of current income; capital appreciation is the secondary consideration.	American Funds® IS American High- Income Trust - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	0.87%[2]	7.93%	5.33%	6.68%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after January 9, 2017.	0.54%	15.85%	8.97%	9.77%
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds® IS Asset Allocation Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before January 9, 2017.	0.79%	15.59%	8.70%	9.50%
To provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years.	American Funds® IS Capital Income Builder - Class 4 advised by Capital Research and Management Company	0.77%[2]	20.16%	8.82%	7.32%
To provide a high level of total return consistent with prudent investment management.	American Funds® IS Capital World Bond Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.73%	9.39%	-2.50%	1.23%
To provide a high level of total return consistent with prudent investment management.	American Funds® IS Capital World Bond Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	0.98%	9.03%	-2.76%	0.97%
Long-term growth of capital while providing current income.	American Funds® IS Capital World Growth and Income Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.66%[2]	24.80%	10.29%	11.02%
Long-term growth of capital while providing current income.	American Funds® IS Capital World Growth and Income Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	0.91%[2]	24.46%	10.01%	10.74%
Long-term growth of capital.	American Funds® IS Global Growth Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.65%[2]	21.62%	8.23%	12.17%
Long-term growth of capital.	American Funds® IS Global Growth Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	0.90%[2]	21.34%	7.97%	11.89%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital.	American Funds® IS Global Small Capitalization Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.90%[2]	14.64%	0.49%	7.23%
Long-term growth of capital.	American Funds® IS Global Small Capitalization Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	1.15%[2]	14.33%	0.23%	6.96%
Growth of capital.	American Funds® IS Growth Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.58%	20.24%	13.37%	17.97%
Growth of capital.	American Funds® IS Growth Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	0.83%	19.93%	13.09%	17.67%
Long-term growth of capital and income.	American Funds® IS Growth-Income Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.53%	18.06%	13.90%	13.92%
Long-term growth of capital and income.	American Funds® IS Growth-Income Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	0.78%	17.77%	13.62%	13.63%
Long-term growth of capital.	American Funds® IS International Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.72%[2]	26.77%	3.40%	7.00%
Long-term growth of capital.	American Funds® IS International Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	0.97%[2]	26.41%	3.14%	6.73%
Long-term growth of capital while providing current income.	American Funds® IS International Growth and Income Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.81%	35.41%	7.69%	7.81%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital while providing current income.	American Funds® IS International Growth and Income Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	1.06%	35.09%	7.42%	7.54%
To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk Asset Allocation Fund - Class P2 advised by Capital Research and Management Company	0.90%	11.67%	6.43%	7.17%
To provide growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk Growth Fund - Class P2 advised by Capital Research and Management Company	0.93%	13.41%	7.96%	11.74%
To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk Growth-Income Fund - Class P2 advised by Capital Research and Management Company	0.88%	11.17%	7.70%	8.98%
To provide long-term growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk International Fund - Class P2 advised by Capital Research and Management Company	1.06%[2]	15.09%	-0.29%	2.90%
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Managed Risk Washington Mutual Investors Fund - Class P2 advised by Capital Research and Management Company	0.88%	10.65%	8.04%	7.18%
Long-term capital appreciation.	American Funds® IS New World Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.82%[2]	28.29%	5.33%	9.25%
Long-term capital appreciation.	American Funds® IS New World Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	1.07%[2]	27.92%	5.06%	8.98%
Long-term growth of capital. A fund of funds.	American Funds® IS Portfolio Series - American Funds Global Growth Portfolio - Class 4 advised by Capital Research and Management Company	0.95%	21.55%	7.74%	11.06%
To provide long-term growth of capital while providing current income. A fund of funds.	American Funds® IS Portfolio Series - American Funds Growth and Income Portfolio - Class 4 advised by Capital Research and Management Company	0.82%	16.12%	7.43%	8.82%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Portfolio Series - American Funds Managed Risk Global Allocation Portfolio - Class P2 advised by Capital Research and Management Company	1.03%	14.08%	3.90%	5.61%
Long-term growth of capital and current income. A fund of funds.	American Funds® IS Portfolio Series - American Funds Managed Risk Growth and Income Portfolio - Class P2 advised by Capital Research and Management Company	0.91%	12.81%	5.91%	6.75%
To provide long-term growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds® IS Portfolio Series - American Funds Managed Risk Growth Portfolio - Class P2 advised by Capital Research and Management Company	0.93%	11.27%	5.35%	7.53%
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds® IS The Bond Fund of America - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.47%[2]	7.26%	-0.14%	2.36%
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds® IS The Bond Fund of America - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	0.72%[2]	6.98%	-0.38%	2.11%
To provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds® IS U.S. Government Securities Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after January 9, 2017.	0.50%[2]	7.75%	-0.23%	1.70%
To provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds® IS U.S. Government Securities Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before January 9, 2017.	0.75%[2]	7.54%	-0.49%	1.45%
Capital appreciation.	American Funds® IS U.S. Small and Mid Cap Equity Fund - Class 4 advised by Capital Research and Management Company	1.04%[2]	15.88%	N/A	N/A
To provide the investors with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.	American Funds® IS Ultra-Short Bond Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.56%	3.83%	2.78%	1.71%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To provide the investors with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.	American Funds® IS Ultra-Short Bond Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	0.81%	3.59%	2.53%	1.46%
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® IS Washington Mutual Investors Fund - Class 2 advised by Capital Research and Management Company This fund is not available in contracts issued on or after May 22, 2017.	0.50%[2]	17.21%	13.89%	12.36%
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® IS Washington Mutual Investors Fund - Class 4 advised by Capital Research and Management Company This fund is not available in contracts issued before May 22, 2017.	0.75%[2]	16.90%	13.60%	12.08%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.92%[2]	15.07%	6.24%	7.86%
Long-term capital appreciation. A fund of funds.	LVIP American Funds Vanguard Active Passive Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	N/A	N/A	N/A
A balance between a high level of current income and growth of capital. A fund of funds.	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	0.94%	12.43%	4.70%	6.06%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Global Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%	14.51%	5.63%	6.90%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.94%[2]	16.67%	6.74%	8.54%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP American Income Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.92%[2]	12.16%	4.33%	6.05%
Current income, consistent with the preservation of capital. A fund of funds.	LVIP American Preservation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	5.80%	0.81%	1.69%
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
2
This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.

Fixed Options
The following is a list of fixed account options currently available under the Contract. We may change the features of the fixed account options listed below, offer new fixed account options, and terminate existing fixed account options. We will provide you with written notice at least 30 days prior to the date of any change. Depending on the optional benefits you choose, you may not be able to invest in a fixed account option. Fixed account options are available in B-Share and L-Share contracts only.
Name	Term	Minimum Guaranteed Interest Rate
DCA Fixed Account	3 –60 months	1.50%

Appendix B — Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and may be limited in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elected Lincoln ProtectedPay Secure Core® and Estate LockSM, Lincoln ProtectedPay Secure Core®, Lincoln ProtectedPay Secure Plus®, Lincoln ProtectedPay Secure Max®, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below. If you elected Lincoln IRA Income PlusSM, you must allocate your Contract Value in accordance with the Investment Requirements for the Lincoln IRA Income PlusSM section below. If you elect any other Living Benefit Rider, you must allocate your Contract Value in accordance with the Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit or other Living Benefit Riders sections below, according to which rider you purchased and the date of purchase. Currently, if you purchase i4LIFE® Advantage without the Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue, or add it to an existing Contract. You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of i4LIFE® Advantage Guaranteed Income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Advantage Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Certain underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk and Secure riders) in part because the reduction in volatility helps us to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. (This portfolio rebalancing will continue while a death claim is being settled, if the Living Benefit Rider could continue on an additional measuring life.) On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value in accordance with your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, portfolio rebalancing will be paused, and any subsequent transfer requests will be considered not in Good Order until updated allocation instructions are received. These investments will become your allocation instructions until you tell us otherwise.
Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
For certain Living Benefit Riders, the Subaccounts of your Contract are divided into groups and have specified minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Please review the Investment Requirements below to determine which Investment Requirements apply to your rider. You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group. We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. For other Living Benefit Riders, we may only make certain Subaccounts available to you, which are listed below.
For all Living Benefit Riders, we may make Subaccounts unavailable to you at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors, including the general market conditions and the style and investment objectives of the subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.
submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.
take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.
terminate the applicable rider immediately, without waiting for a termination event, if you do not wish to be subject to these Investment Requirements.
Investment Requirements for Managed Risk Riders. If you elected Lincoln ProtectedPay Secure Core® and Estate LockSM, Lincoln ProtectedPay Secure Core®, Lincoln ProtectedPay Secure Plus®, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), 4LATER® Advantage (Managed Risk), are transitioning to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) from one of these riders (if applicable), or elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) prior to May 21, 2018 and on or after May 18, 2020, you must currently allocate your Contract Value among one or more of the following Subaccounts only.
Group 1 Investments must be at least 20% of Contract Value or Account Value
American Funds® IS American Funds Mortgage Fund1
American Funds® IS The Bond Fund of America1
American Funds® IS U.S. Government Securities Fund1
LVIP American Preservation Fund
1This fund is only available to contracts issued on or after May 22, 2017.
Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds® IS Managed Risk Asset Allocation Fund
American Funds® IS Managed Risk Growth Fund
American Funds® IS Managed Risk Growth-Income Fund
American Funds® IS Managed Risk International Fund
American Funds® IS Managed Risk Washington Mutual Investors Fund
American Funds® IS Portfolio Series – American Funds Managed Risk Global Allocation Portfolio
American Funds® IS Portfolio Series – American Funds Managed Risk Growth and Income Portfolio
American Funds® IS Portfolio Series – American Funds Managed Risk Growth Portfolio
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund

Group 3 Investments cannot exceed 10% of Contract Value or Account Value
No Subaccounts at this time.
The fixed account, if available, is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
American Funds® IS American Funds Mortgage Fund1
American Funds® IS Managed Risk Asset Allocation Fund
American Funds® IS Portfolio Series – American Funds Managed Risk Global Allocation Portfolio
American Funds® IS Portfolio Series – American Funds Managed Risk Growth and Income Portfolio
American Funds® IS Portfolio Series – American Funds Managed Risk Growth Portfolio
American Funds® IS The Bond Fund of America1
American Funds® IS U.S. Government Securities Fund1
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Preservation Fund
*This fund is only available to contracts issued on or after May 22, 2017.

Investment Requirements for Lincoln IRA Income PlusSM. If you elect Lincoln IRA Income PlusSM, you must allocate 100% of your
Contract Value among the following Subaccounts:

American Funds® IS Managed Risk Asset Allocation Fund

American Funds® IS Portfolio Series — American Funds Managed Risk Global Allocation Portfolio

American Funds® IS Portfolio Series — American Funds Managed Risk Growth and Income Portfolio

American Funds® IS Portfolio Series — American Funds Managed Risk Growth Portfolio

LVIP American Global Balanced Allocation Managed Risk Fund

LVIP American Global Growth Allocation Managed Risk Fund

Investment Requirements for other Living Benefit Riders for Contracts issued on or after May 22, 2017. If you elected i4LIFE® Advantage Select Guaranteed Income Benefit prior to May 21, 2018 and on and after August 19, 2024, Lincoln ProtectedPay Select Core® and Estate LockSM, Lincoln ProtectedPay Select Core®, Lincoln ProtectedPay Select Plus®, Lincoln ProtectedPay Select Max®, Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, Lincoln Wealth PassSM, 4LATER® Select Advantage, or Lincoln Long-Term CareSM Advantage on or after May 22, 2017, or you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders (if applicable), you must currently allocate your Contract Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 20% of Contract Value or Account Value
American Funds® IS American Funds Mortgage Fund
American Funds® IS The Bond Fund of America
American Funds® IS U.S. Government Securities Fund
LVIP American Preservation Fund

Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds® IS American High-Income Trust
American Funds® IS Asset Allocation Fund
American Funds® IS Capital Income Builder
American Funds® IS Capital World Growth and Income Fund
American Funds® IS Global Balanced Fund
American Funds® IS Global Growth Fund
American Funds® IS Growth Fund
American Funds® IS Growth-Income Fund
American Funds® IS International Fund
American Funds® IS International Growth and Income Fund
American Funds® IS Managed Risk Asset Allocation Fund
American Funds® IS Portfolio Series – American Funds Global Growth Portfolio
American Funds® IS Portfolio Series – American Funds Growth and Income Portfolio
American Funds® IS Portfolio Series – American Managed Risk Global Allocation Portfolio
American Funds® IS Portfolio Series – American Funds Managed Risk Growth and Income Portfolio
American Funds® IS Portfolio Series – American Funds Managed Risk Growth Portfolio
American Funds® IS Ultra-Short Bond Fund
American Funds® IS U.S. Small and Mid Cap Equity Fund
American Funds® IS Washington Mutual Investors Fund
LVIP American Balanced Allocation Fund
LVIP American Funds Vanguard Active Passive Growth Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
The fixed account is only available for dollar cost averaging.
As an alternative, if you purchased your Contract on or after May 22, 2017, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group
1 will fall into Group 2 and be subject to Group 2 restrictions.
American Funds® IS American Funds Mortgage Fund
American Funds® IS Asset Allocation Fund
American Funds® IS Global Balanced Fund
American Funds® IS Managed Risk Asset Allocation Fund
American Funds® IS Portfolio Series – American Funds Growth and Income Portfolio
American Funds® IS Portfolio Series – American Funds Managed Risk Global Allocation Portfolio
American Funds® IS Portfolio Series – American Funds Managed Risk Growth and Income Portfolio
American Funds® IS Portfolio Series – American Funds Managed Risk Growth Portfolio
American Funds® IS The Bond Fund of America
American Funds® IS U.S. Government Securities Fund
LVIP American Balanced Allocation Fund
LVIP American Funds Vanguard Active Passive Growth Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP American Preservation Fund

The fixed account, if available, is only available for dollar cost averaging.
Additionally, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models, if available:

●
American Funds Balanced Model Portfolio
●
American Funds Conservative Model Portfolio
●
American Funds® IS Asset Allocation Fund & American Funds® IS U.S. Government Securities Fund Model
●
American Funds IS TRICAP Global Moderate Growth Portfolio
●
American Funds IS TRICAP Moderate Growth Portfolio
●
American Funds Select Growth Model
You may choose only one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for other Living Benefit Riders for Contracts issued prior to May 22, 2017 that elect a rider on or after August 29, 2016 (October 3, 2016 for existing Contractowners). If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after August 29, 2016 (October 3, 2016 for existing Contractowners) but prior to May 21, 2018 and on and after August 19, 2024, Lincoln ProtectedPay Select Core® and Estate LockSM, Lincoln ProtectedPay Select Core®, Lincoln ProtectedPay Select Plus®, Lincoln ProtectedPay Select Max®, Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, Lincoln Wealth PassSM, 4LATER® Select Advantage, Lincoln Long-Term CareSM Advantage, or you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders (if applicable), you must currently allocate 100% of your Contract Value Account Value among one or more of the following Subaccounts.
American Funds® IS Global Balanced Fund
American Funds® IS Managed Risk Asset Allocation Fund
American Funds® IS Portfolio Series – American Funds Growth and Income Portfolio
American Funds® IS Portfolio Series – American Funds Managed Risk Global Allocation Portfolio
American Funds® IS Portfolio Series – American Funds Managed Risk Growth and Income Portfolio
American Funds® IS Portfolio Series – American Funds Managed Risk Growth Portfolio
LVIP American Balanced Allocation Fund
LVIP American Funds Vanguard Active Passive Growth Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP American Preservation Fund

The fixed account, if available, is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, contracts that purchase one of these Living Benefit Riders on or after August 29, 2016 (October 3, 2016 for existing Contractowners) and prior to January 9, 2017, may allocate 100% of your Contract Value or Account Value among the American Funds Asset Allocation Fund (85%) and the American Funds U.S. Government/AAA-Rated Securities Fund (15%).
Contracts that purchase one of these Living Benefit Riders on or after January 9, 2017, may satisfy these Investment Requirements, Contract Value or i4LIFE® Advantage Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value or i4LIFE® Advantage Account Value can be allocated to one of the following models, if available:
●
American Funds® IS Asset Allocation Fund & American Funds® IS U.S. Government Securities Fund Model
If you terminate the asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

Investment Requirements for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elected on or after May 21, 2018 and prior to May 18, 2020. If you elected i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) on or after May 21, 2018 and prior to May 18, 2020, you must allocate 100% of your i4LIFE® Advantage Account Value among one or more of the following Subaccounts only. Not all funds may be available, refer to Appendix A — Investment Options Available Under The Contract section of this prospectus for more information.
American Funds® IS American Funds Mortgage Fund1
American Funds® IS Managed Risk Asset Allocation Fund
American Funds® IS Managed Risk Growth Fund
American Funds® IS Managed Risk Growth-Income Fund
American Funds® IS Managed Risk International Fund
American Funds® IS Managed Risk Washington Mutual Investors Fund
American Funds® IS Portfolio Series – American Funds Managed Risk Global Allocation Portfolio
American Funds® IS Portfolio Series – American Funds Managed Risk Growth and Income Portfolio
American Funds® IS Portfolio Series – American Funds Managed Risk Growth Portfolio
American Funds® IS The Bond Fund of America1
American Funds® IS U.S. Government Securities Fund1
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Preservation Fund
1This fund is only available to contracts issued on or after May 22, 2017.
The fixed account is only available for dollar cost averaging.
Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit elected on or after May 21, 2018 and prior to May 18, 2020 for Contracts issued on or after May 22, 2017. If your Contract was issued on or after May 22, 2017 and you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018 and prior to May 18, 2020, you may allocate 100% of your Account Value among all Subaccounts except those listed below.
American Funds® IS Capital World Bond Fund
American Funds® IS Global Small Capitalization Fund
American Funds® IS New World Fund
American Funds® IS U.S. Small and Mid Cap Equity Fund

The fixed account, if available, is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models, if available:
●
American Funds® IS Asset Allocation Fund & American Funds® IS U.S. Government Securities Fund Model
●
American Funds Balanced Model Portfolio
●
American Funds Conservative Model Portfolio
●
American Funds IS TRICAP Global Moderate Growth Portfolio
●
American Funds IS TRICAP Moderate Growth Portfolio
●
American Funds Select Growth Model
You may choose only one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit elected on or after May 21, 2018 and prior to May 18, 2020 for Contracts issued prior to May 22, 2017. If your Contract was issued prior to May 22, 2017 and prior to May 18, 2020 and you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, you may allocate 100% of your
Account Value among one or more of the following Subaccounts only.
American Funds® IS Capital Income Builder
American Funds® IS Global Balanced Fund
American Funds® IS Managed Risk Asset Allocation Fund
American Funds® IS Managed Risk Growth Fund
American Funds® IS Managed Risk Growth-Income Fund
American Funds® IS Managed Risk International Fund
American Funds® IS Managed Risk Washington Mutual Investors Fund
American Funds® IS Portfolio Series – American Funds Global Growth Portfolio
American Funds® IS Portfolio Series – American Funds Growth and Income Portfolio
American Funds® IS Portfolio Series – American Funds Managed Risk Global Allocation Portfolio
American Funds® IS Portfolio Series – American Funds Managed Risk Growth and Income Portfolio
American Funds® IS Portfolio Series – American Funds Managed Risk Growth Portfolio
LVIP American Balanced Allocation Fund
LVIP American Funds Vanguard Active Passive Growth Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP American Preservation Fund

The fixed account, if available, is only available for dollar cost averaging.

As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of Account Value can be allocated to one of the following models, if available:
●
American Funds® IS Asset Allocation Fund & American Funds® IS U.S. Government Securities Fund Model
If you terminate the asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for other Living Benefit Riders purchased on or after October 5, 2015 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners). For Lincoln Market Select® Advantage riders, and for i4LIFE® Advantage Guaranteed Income Benefit (version 4) and Lincoln Long-Term CareSM Advantage riders purchased on or after October 5, 2015 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners), you must currently allocate your Contract Value or Account Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value
American Funds® IS American Funds Mortgage Fund
American Funds® IS Capital World Bond Fund
American Funds® IS The Bond Fund of America
American Funds® IS U.S. Government Securities Fund
LVIP American Preservation Fund

Group 2 Investments cannot exceed 70% of Contract Value or Account Value
American Funds® IS American High-Income Trust
American Funds® IS Asset Allocation Fund
American Funds® IS Capital Income Builder
American Funds® IS Capital World Growth and Income Fund
American Funds® IS Global Balanced Fund
American Funds® IS Global Growth Fund
American Funds® IS Growth Fund
American Funds® IS Growth-Income Fund
American Funds® IS International Fund
American Funds® IS International Growth and Income Fund
American Funds® IS Portfolio Series – American Funds Global Growth Portfolio
American Funds® IS Portfolio Series – American Funds Growth and Income Portfolio
American Funds® IS Ultra-Short Bond Fund
American Funds® IS Washington Mutual Investors Fund
LVIP American Balanced Allocation Fund
LVIP American Funds Vanguard Active Passive Growth Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund

Group 3 Investments cannot exceed 10% of Contract Value or Account Value
American Funds® IS Global Small Capitalization Fund
American Funds® IS New World Fund
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
American Funds® IS American Funds Mortgage Fund
American Funds® IS Asset Allocation Fund
American Funds® IS Capital World Bond Fund
American Funds® IS Global Balanced Fund
American Funds® IS The Bond Fund of America
American Funds® IS U.S. Government Securities Fund
LVIP American Balanced Allocation Fund
LVIP American Funds Vanguard Active Passive Growth Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP American Preservation Fund

The fixed account, if available, is only available for dollar cost averaging.

Investment Requirements for other Living Benefit Riders elected prior to October 5, 2015. If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), prior to October 5, 2015, you must currently allocate your Contract Value or i4LIFE® Advantage Account Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 30% of Contract Value or Account Value
American Funds® IS American Funds Mortgage Fund
American Funds® IS Capital World Bond Fund
American Funds® IS The Bond Fund of America
American Funds® IS U.S. Government Securities Fund
LVIP American Preservation Fund

Group 2 Investments cannot exceed 70% of Contract Value or Account Value
All other Subaccounts, except as described below.
Group 3 Investments cannot exceed 10% of Contract Value or Account Value
No subaccounts at this time.
The American Funds® IS U.S. Small and Mid Cap Equity Fund is not available. The fixed account, if available, is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
American Funds® IS American Funds Mortgage Fund
American Funds® IS Asset Allocation Fund
American Funds® IS Capital World Bond Fund
American Funds® IS Global Balanced Fund
American Funds® IS Managed Risk Asset Allocation Fund
American Funds® IS Portfolio Series – American Funds Managed Risk Global Allocation Portfolio
American Funds® IS Portfolio Series – American Funds Managed Risk Growth and Income Portfolio
American Funds® IS Portfolio Series – American Funds Managed Risk Growth Portfolio
American Funds® IS The Bond Fund of America
American Funds® IS U.S. Government Securities Fund
LVIP American Balanced Allocation Fund
LVIP American Funds Vanguard Active Passive Growth Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP American Preservation Fund

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This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the Contract, both dated May 1, 2026, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC File Nos.:
333-181615; 811-05721
EDGAR Contract Identifier:
C000116836